ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Accounts Payable Accrued Liabilities And Other Payables Details
Accounts Payable	$ 256,242	$ 186,341
Accrued Liabilities and Other Payables	298,700	136,250
TOTAL	$ 554,942	$ 322,591